Fair Value Measurement - Changes In Fair Value Measurements Financial Instruments (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Real Estate Held For Sale
Balance at December 31, 2015	$ 697,422
Additions/Acquisitions	134,173
Dispositions/Proceeds	(471,550)
Impairment for other than temporary losses	(19,173)
Balance at December 31, 2016	340,872
Impaired Loans
Balance at December 31, 2015	1,197,302
Additions/Acquisitions	221,683
Dispositions/Proceeds	(134,173)
Impairment for other than temporary losses	(111,362)
Balance at December 31, 2016	$ 1,173,450